[redacted]

07076354

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Beth A. Kleiman
Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1460
F 212 306 2066
beth.kleiman@amex.com

1-32544

August 27, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Citigroup Funding Inc. (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Stock Market Upturn Notes[SM] Based Upon the Nikkei 225 Stock Average[SM] Due 2008

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Beth A. Kleiman

Beth A. Kleiman

END